Note 22 - Subsequent Events (Details Textual) $ / shares in Units, $ in Thousands			1 Months Ended					12 Months Ended
	Jan. 26, 2026 USD ($)	Mar. 30, 2023 USD ($)	Feb. 28, 2026 USD ($)	Jan. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Feb. 29, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 13, 2026 USD ($)	Feb. 06, 2026 USD ($)	Jan. 02, 2026 $ / shares
Direct Financing Lease, Revenue								$ 31,226	$ 23,947	$ 8,915
Carrying Capacity of Vessels at Period End (TEU)								519,530	512,989
Loans Payable [Member] | N M L Loan 18 [Member]
Debt Instrument, Face Amount								$ 78,041
Loans Payable [Member] | Loans Agreements, Two NML Subsidiaries 2 [Member]
Debt Instrument, Face Amount								9,648
Loans Payable [Member] | Loans Agreements, One NML Subsidiary 5 [Member]
Debt Instrument, Face Amount								10,917
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, March 2023, 1 [Member]
Payments to Acquire Lease Receivables							$ 12,250
Lessor, Direct Financing Lease, Term of Contract (Year)							5 years
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, February 2024 [Member]
Payments to Acquire Lease Receivables						$ 6,325
Lessor, Direct Financing Lease, Term of Contract (Year)						5 years
Direct Financing Lease, Lease Receivable								5,346
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, June 2025 [Member]
Payments to Acquire Lease Receivables					$ 15,300
Lessor, Direct Financing Lease, Term of Contract (Year)					5 years
Direct Financing Lease, Lease Receivable								$ 14,614
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, June 2025 3 [Member]
Payments to Acquire Lease Receivables					$ 13,700
Lessor, Direct Financing Lease, Term of Contract (Year)								5 years
Direct Financing Lease, Lease Receivable								$ 12,972
Neptune [Member]
Investment, Agreed Amount		$ 200,000
Subsequent Event [Member] | Glasserton, Lockton, Walston, Stewarton, Lenton, and Alton Shipping Co. [Member]
Debt Instrument, Face Amount												$ 209,310
Number of Vessels												6
Carrying Capacity of Vessels at Period End (TEU)												3,100
Subsequent Event [Member] | Financing of Two Container Vessels [Member]
Debt Instrument, Face Amount											$ 20,750
Number of Vessels											2
Subsequent Event [Member] | Loans Payable [Member] | N M L Loan 18 [Member]
Repayments of Debt			$ 23,972
Subsequent Event [Member] | Loans Payable [Member] | Loans Agreements, Two NML Subsidiaries 2 [Member]
Repayments of Debt			5,275
Subsequent Event [Member] | Loans Payable [Member] | Loans Agreements, One NML Subsidiary 5 [Member]
Repayments of Debt			10,566
Subsequent Event [Member] | Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, January 2026 [Member]
Payments to Acquire Lease Receivables				$ 8,335
Lessor, Direct Financing Lease, Term of Contract (Year)				5 years
Debt Instrument, Face Amount				$ 28,958
Subsequent Event [Member] | Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, January 2026 [Member] | Maximum [Member]
Direct Financing Lease, Lease Receivable			55,000
Subsequent Event [Member] | Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel February 2026 [Member]
Debt Instrument, Face Amount			28,870
Subsequent Event [Member] | Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, March 2023, 1 [Member]
Direct Financing Lease, Revenue			7,080
Subsequent Event [Member] | Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, February 2024 [Member]
Direct Financing Lease, Revenue			11,480
Subsequent Event [Member] | Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, June 2025 [Member]
Direct Financing Lease, Revenue			14,649
Subsequent Event [Member] | Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, June 2025 3 [Member]
Direct Financing Lease, Revenue			$ 12,955
Subsequent Event [Member] | Neptune [Member]
Investment, Agreed Amount	$ 247,809
Common Stock [Member] | Subsequent Event [Member] | O 2026 Q1 Dividends [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares													$ 0.115
Series B Preferred Stock [Member] | Subsequent Event [Member] | O 2026 Q1 Dividends [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares													0.476563
Series C Preferred Stock [Member] | Subsequent Event [Member] | O 2026 Q1 Dividends [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares													0.53125
Series D Preferred Stock [Member] | Subsequent Event [Member] | O 2026 Q1 Dividends [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares													$ 0.546875